Asset acquisition (Details) (USD $)			12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum	Jan. 09, 2014 Danotek Motion Technologies Subsequent event	Jan. 09, 2014 Danotek Motion Technologies Subsequent event Maximum	Jan. 09, 2014 Danotek Motion Technologies Subsequent event Minimum
Business Acquisition [Line Items]
Payments to acquire assets					$ 497,800
Inventory					17,400
Property, plant, and equipment					199,530
Property, plant and equipment, estimated useful lives			15 years	3 years		8 years 6 months	5 years
Intangible assets					240,000
Finited lived intangible assets, estimated useful life					15 years
Goodwill	$ 40,870	$ 0			$ 40,870